Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 9: Subsequent Events

On April 1, 2013, Brad Harkavy and Mark S. Dailey resigned as members of the board of directors.

On April 8, 2013, the Company issued a total of 8,880 of the Company’s common stock to the directors.

Note 10: Subsequent Events

On January 9, 2013 the registrant entered into an asset purchase agreement (“Asset Purchase Agreement”) with Oktet Bilişim Danışmanlık Organizayon Reklamcılık Limited Şirketi, a Turkish corporation (“Octeth”). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.

On March 4, 2013, the Company added an addendum to the professional services agreement made on October 18, 2012. Simultaneous with the execution of this agreement, the Company issued 18,868 shares of restricted common stock representing $25,000 worth of stock for services rendered during November and December of 2012. At December 31, 2012, the Company has an accrued liability of $25,000 related to this transaction. On March 4, 2013, the Company also issued 45,000 shares of restricted common stock representing payment for website construction in fiscal year 2013.

On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company’s Director of Customer Service.

On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President – Research. Pursuant to a non-wrtiten agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company’s Director of Research and Development.

On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.

On March 8, 2013, the Company paid quarterly dividends of $266, 072 to its stockholders.